UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Round Table Services, LLC
Address: 319 Lenox Avenue
         Westfield, NJ  07090

13F File Number:  028-12173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ushir Shah
Title:     Chief Compliance Officer
Phone:     908-789-7310

Signature, Place, and Date of Signing:

 /s/ Ushir Shah     Westfield, NJ     April 30, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $98,215 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101      286     4438 SH       SOLE                        0        0     4438
APPLE INC                      COM              037833100      438      730 SH       SOLE                        0        0      730
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      488        4 SH       SOLE                        0        0        4
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      276     3400 SH       SOLE                        0        0     3400
CIGNA CORPORATION              COM              125509109      251     5106 SH       SOLE                        0        0     5106
CISCO SYS INC                  COM              17275R102      486    23000 SH       SOLE                        0        0    23000
DUKE REALTY CORP               COM NEW          264411505      603    42061 SH       SOLE                        0        0    42061
EXXON MOBIL CORP               COM              30231G102      357     4120 SH       SOLE                        0        0     4120
GATX CORP                      COM              361448103      860    21332 SH       SOLE                        0        0    21332
ISHARES INC                    MSCI JAPAN       464286848      151    14850 SH       SOLE                        0        0    14850
ISHARES TR                     S&P 100 IDX FD   464287101     2860    44652 SH       SOLE                        0        0    44652
ISHARES TR                     DJ SEL DIV INX   464287168     2242    40058 SH       SOLE                        0        0    40058
ISHARES TR                     BARCLYS TIPS BD  464287176      370     3144 SH       SOLE                        0        0     3144
ISHARES TR                     S&P 500 INDEX    464287200    24546   173826 SH       SOLE                        0        0   173826
ISHARES TR                     BARCLY USAGG B   464287226      871     7925 SH       SOLE                        0        0     7925
ISHARES TR                     MSCI EMERG MKT   464287234     4238    98695 SH       SOLE                        0        0    97615
ISHARES TR                     IBOXX INV CPBD   464287242     1163    10057 SH       SOLE                        0        0    10057
ISHARES TR                     S&P LTN AM 40    464287390      242     5072 SH       SOLE                        0        0     5072
ISHARES TR                     RUSSELL MIDCAP   464287499     4589    41445 SH       SOLE                        0        0    41155
ISHARES TR                     RUSSELL1000VAL   464287598     5204    74267 SH       SOLE                        0        0    69046
ISHARES TR                     RUSSELL1000GRW   464287614     1875    28381 SH       SOLE                        0        0    24326
ISHARES TR                     RUSSELL 1000     464287622    19219   246528 SH       SOLE                        0        0   246528
ISHARES TR                     RUSSELL 2000     464287655     8766   105861 SH       SOLE                        0        0   105861
ISHARES TR                     RUSSELL 3000     464287689      316     3797 SH       SOLE                        0        0     3797
ISHARES TR                     S&P SMLCAP 600   464287804     2739    35895 SH       SOLE                        0        0    35895
ISHARES TR                     MSCI ACJPN IDX   464288182     1231    21816 SH       SOLE                        0        0    21816
ISHARES TR                     MSCI ACWI EX     464288240     2728    66805 SH       SOLE                        0        0    64177
ISHARES TR                     HIGH YLD CORP    464288513     2671    29448 SH       SOLE                        0        0    29448
JPMORGAN CHASE & CO            COM              46625h100      357     7771 SH       SOLE                        0        0     7771
JPMORGAN CHASE & CO            ALERIAN ML ETN   46625H365      471    12036 SH       SOLE                        0        0    12036
LILLY ELI & CO                 COM              532457108      377     9363 SH       SOLE                        0        0     9363
NGP CAP RES CO                 COM              62912R107       81    12400 SH       SOLE                        0        0    12400
SPDR GOLD TRUST                GOLD SHS         78463v107     1079     6653 SH       SOLE                        0        0     6653
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      736    19455 SH       SOLE                        0        0    19455
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     2800    63324 SH       SOLE                        0        0    63324
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858      915    21051 SH       SOLE                        0        0    21051
VANGUARD WORLD FDS             CONSUM STP ETF   92204A207      632     7330 SH       SOLE                        0        0     7330
WISDOMTREE TRUST               LARGECAP DIVID   97717w307      701    13238 SH       SOLE                        0        0    13238